UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06590
Morgan Stanley Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Tax-Exempt Municipal Bonds (148.6%)
	Arizona (1.3%)
$1,495	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00%	09/01/26		$1,550,285
2,500	University of Arizona, Ser 2003 B (COPs) (AMBAC Insd)	5.00	06/01/23		2,554,225

					4,104,510

	California (36.5%)
1,475	Alameda County Joint Powers Authority, Ser 2008 (AGM Insd)	5.00	12/01/24		1,561,125
1,655	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/35		326,184
1,160	Alvord Unified School District, Election of 2007 Ser 2007 A (AGM Insd)	5.00	08/01/27		1,197,306
20,000	Anaheim Public Financing Authority, Electric Ser 2007-A (NATL-RE Insd) (b)	4.50	10/01/37		18,343,700
1,170	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26		500,608
2,275	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/31		700,950
8,000	California, Ser 2007 (NATL-RE Insd)	4.25	08/01/33		6,307,360
10,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (AMBAC Insd) (ETM) (b)	5.00	01/01/28	(c)	11,712,818
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC Insd) (ETM)	5.00	01/01/28	(c)	5,856,750
3,050	California State Department of Water Resources, Power Supply Ser 2008 H (AGM Insd)	5.00	05/01/22		3,312,269
3,000	City & County of San Francisco, City Buildings Ser 2007 A (COPs) (NATL-RE & FGIC Insd)	4.50	09/01/37		2,698,050
9,000	City of Long Beach, Ser 1998 A (AMT) (NATL-RE & FGIC Insd)	6.00	05/15/18		10,146,240
3,000	City of Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24		3,202,800
585	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00	08/01/29		179,145
3,065	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/31		789,115
6,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38		5,179,500
5,000	Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (b)	5.00	07/01/24		5,226,287
1,665	Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (a)	0.00	08/01/34		354,745
1,845	Moreland School District, Ser 2014 C (AMBAC Insd) (a)	0.00	08/01/29		538,814
1,320	Oak Grove School District, Election 2008 Ser A (a)	0.00	08/01/28		424,908
4,000	Oxnard Financing Authority, Water & Power, Water 2004 Ser C (XLCA Insd)	5.00	06/01/28		4,032,320
3,825	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)	0.00	08/01/34		814,954
4,120	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)	0.00	08/01/35		812,011
300	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)	0.00	08/01/36		54,774
110	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(c)	122,473
890	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21		870,820
3,925	Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (a)	0.00	08/01/28		1,263,457

Morgan Stanley Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$4,245	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (a)	0.00%	08/01/31	$1,092,918
3,000	Sacramento Regional County Sanitation District, Ser 2006 (NATL-RE & FGIC Insd)	5.00	12/01/36	3,029,010
5,000	San Diego County Water Authority, Ser 2002 A (COPs) (NATL-RE Insd)	5.00	05/01/27	5,138,450
5,000	San Diego County Water Authority, Ser 2004 A (COPs) (AGM Insd) (b)	5.00	05/01/29	5,139,075
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00	05/15/22	2,110,920
3,310	University of California, Ser 2007-J (AGM Insd) (b)	4.50	05/15/31	3,258,783
2,690	University of California, Ser 2007-J (AGM Insd) (b)	4.50	05/15/35	2,585,274
11,350	William S. Hart Union High School District, Ser 2009 A (a)	0.00	08/01/33	2,416,755

				111,300,668

	Colorado (2.0%)
4,000	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	3,540,560
3,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	2,553,750

				6,094,310

	Connecticut (0.5%)
1,525	Connecticut State Health & Educational Facility Authority, Quinnipiac University Issue Ser 2007 K-2 (NATL-RE Insd)	5.00	07/01/25	1,593,137

	District of Columbia (4.2%)
2,540	District of Columbia, American Association for the Advancement of Science Ser 1997 (AMBAC Insd)	5.125	01/01/27	2,540,127
2,540	District of Columbia, Income Tax, Ser 2009 A (b)	5.25	12/01/27	2,802,489
1,000	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/26	1,060,232
1,000	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/27	1,060,232
2,000	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/28	2,120,464
2,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00	02/01/31	1,813,900
1,350	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd)	5.00	10/01/28	1,403,838

				12,801,282

	Florida (10.3%)
1,000	City of Port St Lucie, Utility System Refg Ser 2009 (AGC Insd)	5.00	09/01/29	1,011,790
1,000	County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00	07/01/38	1,104,150
15,000	Miami-Dade County School Board, Ser 2003 D (COPs) (FGIC Insd)	5.00	08/01/29	15,000,000
1,550	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00	10/01/27	1,638,102
3,000	Orange County School Board, Ser 2002 A (COPs) (AMBAC Insd)	5.25	08/01/14	3,229,860
1,500	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50	10/01/23	1,691,355
5,000	Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd)	5.00	10/01/28	5,056,400
2,670	Tampa Sports Authority, Sales Tax Refg Ser 2005 (AGM Insd)	5.00	01/01/26	2,756,802

				31,488,459

	Georgia (2.3%)
5,000	City of Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (AGM Insd) (b)	5.00	01/01/33	5,041,100

Morgan Stanley Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$2,000	City of Augusta, Water & Sewer Ser 2004 (AGM Insd)	5.25%		10/01/39	$2,069,680

					7,110,780

	Hawaii (1.7%)
5,000	Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Ser 1999 C (AMT) (AMBAC Insd)	6.20		11/01/29	5,040,500

	Idaho (0.9%)
2,500	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd)	5.25		07/15/24	2,742,900

	Illinois (9.8%)
480	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25	508,056
1,210	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/26	1,281,934
5,000	City of Chicago, Ser A 2005 (NATL-RE Insd)	5.25		01/01/25	5,185,000
7,460	City of Chicago, Project & Refg Ser 2007 A (FGIC & AGM Insd) (CR) (b)(d)	5.00		01/01/37	7,503,102
1,175	De Kalb County Community Unit School District No. 428, (AGM Insd)	5.00		01/01/27	1,239,378
1,595	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375		08/15/24	1,708,676
2,000	Illinois Finance Authority, Swedish American Hospital Ser A (AMBAC Insd)	5.00		11/15/31	1,849,840
6,575	Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insd) (a)	0.00		02/01/27	2,717,382
3,000	Metropolitan Pier & Exposition Authority, McCormick Place Refg Ser 2002 B (NATL-RE Insd)	0.00	(e)	06/15/18	3,016,320
5,000	Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd)	5.25		06/15/42	5,044,300

					30,053,988

	Iowa (1.4%)
2,225	State of Iowa, IJOBS Program Ser 2009 A (b)(d)	5.00		06/01/25	2,416,012
1,665	State of Iowa, IJOBS Program Ser 2009 A (b)(d)	5.00		06/01/26	1,797,562

					4,213,574

	Kansas (0.7%)
755	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50		11/15/29	796,457
1,295	Wyandotte County-Kansas City Unified Government, Utility System Improvement, Ser 2009 A (BHAC Insd)	5.25		09/01/34	1,358,857

					2,155,314

	Kentucky (0.7%)
2,000	Kentucky State Property & Buildings Commission, Refg. Project No. 93 Ser 2009 (AGC Insd)	5.25		02/01/28	2,160,780

	Louisiana (1.4%)
4,000	Lafayette Consolidated Government, Utilities Ser 2004 (NATL-RE Insd)	5.25		11/01/25	4,196,680

	Massachusetts (4.7%)
2,400	Massachusetts Health & Educational Facilities Authority, Boston College Ser 2008 M-2	5.50		06/01/30	2,834,664
7,925	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (b)	5.50		11/15/36	8,794,933

Morgan Stanley Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$2,565	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (b)	5.50%	07/01/36	$2,846,303

				14,475,900

	Michigan (1.9%)
2,390	City of Detroit, Sewage Refg Ser 2003 A (AGM Insd)	5.00	07/01/28	2,344,781
1,125	Ferris State University, Refg Ser 2008 (AGM Insd)	4.50	10/01/23	1,150,493
425	Ferris State University, Refg Ser 2008 (AGM Insd)	4.50	10/01/24	432,463
760	Wayne State University, Refg Ser 2008 (AGM Insd)	5.00	11/15/25	800,333
960	Wayne State University, Refg Ser 2008 (AGM Insd)	5.00	11/15/29	1,000,858

				5,728,928

	Missouri (0.8%)
2,500	Missouri Joint Municipal Electric Utility Commission, Plum Point (NATL-RE Insd)	5.00	01/01/26	2,440,925

	Nebraska (1.2%)
3,760	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00	01/01/35	3,804,594

	Nevada (3.8%)
2,000	County of Clark, Airport Passenger Facilities (AGC Insd) (f)	5.25	07/01/39	2,001,440
5,080	Las Vegas Valley Water District, Ser 2003 A (NATL-RE & FGIC Insd)	5.25	06/01/19	5,367,884
4,000	State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (b)	5.00	06/01/26	4,178,143

				11,547,467

	New Hampshire (0.4%)
1,300	New Hampshire Health & Education Facilities Authority, University System of New Hampshire Ser 2001 (AMBAC Insd)	5.125	07/01/33	1,308,320

	New Jersey (3.2%)
1,465	New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd)	5.50	09/01/24	1,657,398
4,000	New Jersey Transportation Trust Fund Authority, Ser 2005 C (NATL-RE Insd)	5.25	06/15/20	4,283,960
7,155	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)	0.00	12/15/26	2,978,269
1,000	University of Medicine & Dentistry of New Jersey, Ser 2004 (COPs) (NATL-RE Insd)	5.00	06/15/29	966,230

				9,885,857

	New York (6.8%)
3,000	Long Island Power Authority, Ser 2003 C (AGM Insd)	5.00	09/01/28	3,086,130
2,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31	1,907,580
2,200	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,989,702
1,735	New York City Transitional Finance Authority, Ser 2002 C (AMBAC Insd)	5.25	08/01/21	1,877,096
1,150	New York State Dormitory Authority, New York University (AMBAC Insd)	5.50	05/15/29	1,251,982
10,000	Triborough Bridge & Tunnel Authority, Refg 2002 E (NATL-RE Insd) (b)	5.25	11/15/22	10,716,225

				20,828,715

	Ohio (0.8%)
2,545	City of Cleveland, Public Power Ser 2008 B-1 (NATL-RE Insd) (a)	0.00	11/15/26	1,156,117

Morgan Stanley Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$1,720	City of Cleveland, Public Power System Ser 2008 B-1 (NATL-RE Insd) (a)	0.00%	11/15/28		$693,229
425	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33		462,825

					2,312,171

	Pennsylvania (5.5%)
5,000	Allegheny County Hospital Development Authority, Pittsburgh Mercy Health Ser 1996 (ETM) (AMBAC Insd)	5.625	08/15/18		5,271,550
875	City of Philadelphia, Ser 2009 B (AGC Insd)	7.125	07/15/38		986,326
5,000	City of Philadelphia, Water & Wastewater Ser 1998 (AMBAC Insd)	5.25	12/15/14		5,647,700
2,000	Delaware County Industrial Development Authority, Ser 2005 A (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/37		1,861,020
1,450	Pennsylvania Turnpike Commission, Ser 2008 A1 (AGC Insd)	5.00	06/01/25		1,529,779
1,500	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23		1,633,770

					16,930,145

	Puerto Rico (0.5%)
1,420	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39		1,491,540

	Rhode Island (3.5%)
10,000	Rhode Island Depositors Economic Protection Corp., Refg. Ser 1993 B (ETM) (NATL-RE Insd)	6.00	08/01/17		10,697,100

	South Carolina (5.3%)
1,500	Medical University Hospital Authority, Mtge Ser 2004 A (NATL-RE & FHA Insd)	5.25	02/15/25		1,553,835
10,000	South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (b)	5.00	01/01/27		10,449,781
4,000	South Carolina State Public Service Authority, Santee Cooper Ser 2006 A (NATL-RE Insd)	5.00	01/01/36		4,105,960

					16,109,576

	Texas (19.8%)
3,020	Amarillo Health Facilities Corp., Baptist St. Anthony’s Hospital Ser 1998 (AGM Insd)	5.50	01/01/16		3,279,871
5,075	Amarillo Health Facilities Corp., Baptist St. Anthony’s Hospital Ser 1998 (AGM Insd)	5.50	01/01/17		5,486,532
5,435	City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd)	5.25	05/15/23		5,738,273
4,000	City of Houston, Ser 2001 B (AGM Insd)	5.50	03/01/17		4,213,200
3,975	City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd) (a)	0.00	09/01/26		1,615,996
3,000	City of San Antonio, Water & Refg Ser 2002 A (AGM Insd)	5.00	05/15/32		3,032,160
9,000	Dallas-Fort Worth International Airport Facilities Improvement Corp, Ser 2003 A (AMT) (AGM Insd) (b)	5.375	11/01/22		9,210,420
1,000	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/27		1,082,850
2,160	Harris County Health Facilities Development Corp., TECO Project Ser 2008 (AGC Insd)	5.25	11/15/24		2,316,989
1,175	Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd)	5.00	04/15/25		1,253,678
330	Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd)	5.00	04/15/26		350,272
255	Lower Colorado River Authority, Refg Ser 1999 A (NATL-RE Insd)	5.00	05/15/13	(c)	286,556
8,320	Lower Colorado River Authority, Refg Ser 1999 A (NATL-RE Insd)	5.00	05/15/31		8,382,150

Morgan Stanley Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$865	Lower Colorado River Authority, Refg Ser 2001 A (AGM Insd)	5.00%	05/15/10	(c)	$884,428
4,135	Lower Colorado River Authority, Refg Ser 2001 A (AGM Insd)	5.00	05/15/26		4,199,382
8,200	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/28		2,953,312
1,775	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/31		523,714
4,000	Texas State Turnpike Authority, Ser 2002 A (AMBAC Insd)	5.50	08/15/39		3,994,080
1,510	Victoria Independent School District, Ser 2008 (PSF-GTD)	5.00	02/15/24		1,662,359

					60,466,222

	Utah (1.8%)
5,000	Intermountain Power Agency, Ser 2003 A (AGM Insd)	5.00	07/01/21		5,374,250

	Virginia (1.1%)
3,000	Richmond Metropolitan Authority, Refg Ser 2002 (NATL-RE & FGIC Insd)	5.25	07/15/22		3,219,600

	Washington (12.0%)
2,870	City of Seattle, Water Refg 2003 (NATL-RE Insd)	5.00	09/01/23		3,059,707
3,000	County of King, Sewer Refg 2001 (NATL-RE & FGIC Insd)	5.00	01/01/31		3,039,630
6,000	Cowlitz County Public Utility District No. 1, Production Ser 2006 (NATL-RE Insd)	5.00	09/01/31		6,060,120
4,455	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23		4,466,004
5,000	Port of Seattle, Ser 2000 B (AMT) (NATL-RE Insd)	5.625	02/01/24		5,015,900
2,500	Spokane County School District No. 81, Ser 2005 (NATL-RE Insd)	5.125	12/01/23		2,666,300
4,300	State of Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (a)	0.00	12/01/29		1,681,257
3,895	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/29		4,160,060
4,095	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/30		4,373,670
2,000	Washington Health Care Facilities Authority, Kadlec Medical Center Ser 2006 A (AGC Insd)	5.00	12/01/30		1,994,740

					36,517,388

	West Virginia (1.0%)
2,900	West Virginia Water Development Authority, Loan Program II Refg Ser 2003 B (AMBAC Insd)	5.25	11/01/23		3,045,087

	Wisconsin (0.8%)
2,335	State of Wisconsin, Ser 2009 A	5.625	05/01/28		2,578,400

	Total Tax-Exempt Municipal Bonds (Cost $445,954,517)				453,819,067

NUMBER OF
SHARES (000)
	Short-Term Investment (g) (1.5%)
	Investment Company
4,578	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $4,577,783)		4,577,783

	Total Investments (Cost $450,532,300) (h)(i)	150.1%	458,396,850
	Other Assets in Excess of Liabilities	1.0	2,941,419
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.16% to 0.50% at January 31, 2010 and contractual maturities of collateral ranging from 11/01/22 to 10/01/37 (j)	(24.2)	(73,900,000)
	Preferred Shares of Beneficial Interest	(26.9)	(82,055,268)

	Net Assets Applicable to Common Shareholders	100.0%	$305,383,001

Morgan Stanley Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

CR	Custodial Receipts.

ETM	Escrowed to Maturity.

PSF	Texas Permanent School Fund Guarantee Program.

RANs	Revenue Anticipation Notes.

(a)	Capital appreciation bond.

(b)	Underlying security related to inverse floater entered into by the Trust.

(c)	Prefunded to call date shown.

(d)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $7,590,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	Currently a zero coupon security; will convert to 5.30% on June 15, 2012.

(f)	Security purchased on a when-issued basis.

(g)	The Trust invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis and inverse floating rate municipal obligations.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(j)	Floating rate note obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $124,796,665 are held by the Dealer Trusts and serve as collateral for the $73,900,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Administration.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Insured Municipal Income Trust*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$453,819,067	—	$453,819,067	—
Short-Term Investment — Investment Company	4,577,783	$4,577,783	—	—

Total	$458,396,850	$4,577,783	$453,819,067	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010